Document and Entity Information	Jul. 01, 2021
Cover [Abstract]
Entity Registrant Name	BOSTON PRIVATE FINANCIAL HOLDINGS INC
Amendment Flag	false
Entity Central Index Key	0000821127
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 01, 2021
Entity Incorporation State Country Code	MA
Entity File Number	001-35070
Entity Tax Identification Number	04-2976299
Entity Address, Address Line One	Ten Post Office Square
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	(617)
Local Phone Number	912-1900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $1.00 per Share
Trading Symbol	BPFH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false